Accounts Receivables, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts Receivables, Net [Abstract]
Debt expense continuing operations	$ 1,036,654		$ 20,790
Debt expense discontinued operations	$ 79,877	$ 11,438